Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, Authorized	12,500,000	12,500,000
Ordinary shares, shares issued	3,085,000	3,085,000
Ordinary shares, shares outstanding	3,085,000	3,085,000
Preferred shares, par value (in Dollars per share)
Preferred shares Authorized	1,250,000	1,250,000
Preferred shares, issued	489,812	489,812
Preferred shares, outstanding	489,812	489,812